UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05415

Morgan Stanley Utilities Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	December 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2006

Total Return for the 12 Months Ended December 31, 2006
Class A	Class B	Class C	Class D	Class Q
20.22%	20.28%	19.36%	20.63%	20.36	%**

S&P 500® Utilities Index[1]	S&P 500® Index[2]	Lipper Utility Funds Index[3]
20.99%	15.79%	26.89%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended December 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

** On close of business on December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to conversion date has been restated to reflect this information.

Market Conditions

Utilities issues performed strongly for the 12 months ended December 31, 2006, both in absolute terms and relative to the broad U.S. markets. In the first half of the year, the Federal Open Market Committee (the "Fed") continued their policy of monetary tightening, raising the target federal funds rate for the 17th consecutive time to 5.25 percent in June. However, for the remainder of the year, the Fed decided to eschew further rate increases as reported data showed that economic growth was moderating, the housing sector was weakening and inflation concerns eased. Against an economic backdrop of relatively low interest rates, a non-threatening level of inflation and commodity prices remaining within a historically high range, utilities and utility-related securities performed strongly for the period. For most of the year, interest rates remained within a range that minimized the competitiveness of yields from fixed income instruments. As the balanced regulatory environment continued to promote deregulation and greater competition among utility and utility-related companies, investors were attracted to these securities for their compelling yields and dividend growth potential. Furthermore, ongoing mergers and acquisitions activity and restructuring changes boosted valuations among companies in this sector. These events helped propel the utilities sector to double-digit returns for a fourth consecutive year.

The telecommunications services group led the utilities sector, posting the sector's strongest gains for the year. Within the telecom sector, a combination of synergy-based merger and acquisition (M&A) deals, strong cash flow and above-average yields, as well as the aforementioned positive regulatory environment, were the key catalysts behind this segment's outperformance. Natural gas stocks also benefited strongly for most of the period from M&A activity and ongoing consolidation, although negative returns in December reflected the impact of the mild winter weather experienced by most of the country at that time. The electric utility sector performed very well overall as companies within this segment demonstrated sound industry fundamentals and attractive long-term earnings growth potential. Moreover, M&A and restructuring activities further added to returns.

Performance Analysis

Morgan Stanley Utilities Fund underperformed both the S&P 500® Utilities Index and the Lipper Utility Funds Index, and outperformed the S&P 500® Index for the 12 months ended December 31, 2006, assuming no deduction of applicable sales charges.

For the period, all sub-sectors within the utilities sector provided strong returns relative to the broad market; however, the Fund's slight underperformance against the S&P 500 Utilities Index was caused by an underweight allocation within the electric utilities segment. Many of the European, Latin American and Canadian telecommunication operators held in the Fund contributed favorably to total returns.

Given the attractive opportunities within the broad utility markets, at the close of the period the Fund was fully invested and held an average cash balance in the range of 1 to 2 percent. The Fund provided shareholders with diversified exposure to the utilities sector through a 63 percent allocation to electric utilities, a 22 percent allocation to telecommunications services and a 15 percent allocation in natural gas/energy. Within the telecommunications services segment, 9 percent was allocated to European, Canadian and Latin American telecommunication operators. We note that the Fund's holdings and allocations may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
FPL Group, Inc.	4.0%
Entergy Corp.	4.0
PG&E Corp.	3.3
FirstEntergy Corp.	3.1
Sempra Energy	3.0
Exelon Corp.	3.0
PPL Corp.	3.0
Duke Energy Corp.	2.9
Edison International	2.9
AES Corp. (The)	2.8
TOP FIVE INDUSTRIES
Electric Utilities	63.2%
Telecommunications	21.7
Security Purchased From Securities Lending Collateral	17.6
Energy	15.1
Alternative Power Generation	0.2

Data as of December 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stock and other equity securities (including depositary receipts) and investment grade fixed-income securities (including asset-backed securities and zero-coupon securities) of companies that are engaged in the utilities industry. A company will be considered to be in the utilities industry if it derives at least 50 percent of its revenues or earnings from the utilities industry or devotes at least 50 percent of its assets to activities in that industry. These may include companies involved in, among other areas: gas and electric energy, water distribution, telecommunications, computers, the Internet and Internet related services, and other new or emerging technologies. The companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Fund may invest up to 25 percent of its net assets in foreign securities, including common stock and other equity securities (including depositary receipts) and investment grade fixed-income securities. However, this percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended December 31, 2006
Symbol	Class A Shares* (since 07/28/97) UTLAX		Class B Shares** (since 04/29/88) UTLBX		Class C Shares† (since 07/28/97) UTLCX		Class D Shares†† (since 07/28/97) UTLDX		Class Q Shares††† (since 04/29/88) UTLQX
1 Year	20.22% 13.91	[4] [5]	20.28% 15.28	[4] [5]	19.36% 18.36	[4] [5]	20.63% —	[4]	20.36% 15.36	[4] [5]
5 Years	9.24 8.07	[4] [5]	9.03 8.75	[4] [5]	8.44 8.44	[4] [5]	9.52 —	[4]	9.05 8.76	[4] [5]
10 Years	— —		8.04 8.04	[4] [5]	— —		— —		8.04 8.04	[4] [5]
Since Inception	8.28 7.66	[4] [5]	9.17 9.17	[4] [5]	7.47 7.47	[4] [5]	8.54 —	[4]	9.17 9.17	[4] [5]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class D and Class Q shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

†††  The maximum contingent deferred sales charge (CDSC) for Class Q is 5.0%. The CDSC declines to 0% after six years.

Class B commenced operations on April 29, 1988. On close of business on December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to conversion date has been restated to reflect this information.

(1)  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends.
The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's primary benchmark is being changed from the S&P 500® Index to the S&P 500® Utilities Index to more accurately reflect the Fund's investible universe. The S&P 500® Index will continue to be listed in addition to the S&P 500® Utilities Index.

(2)  The Standard & Poor's 500® Index (S&P 500® Index) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 – 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/06	12/31/06	07/01/06 – 12/31/06
Class A
Actual (15.00% return)	$1,000.00	$1,150.00	$5.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.14
Class B
Actual (15.04% return)	$1,000.00	$1,150.40	$5.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.37	$4.89
Class C
Actual (14.63% return)	$1,000.00	$1,146.30	$9.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.94
Class D
Actual (15.16% return)	$1,000.00	$1,151.60	$4.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.87
Class Q
Actual (15.11%** return)	$1,000.00	$1,151.10	$0.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.61	$0.54

*  Expenses are equal to the Fund's annualized expense ratios of 1.01%, 0.96%, 1.76%, 0.76% and 0.86% for Class A, Class B, Class C, Class D and Class Q shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended December 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

**  On close of business on December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to conversion date has been restated to reflect this information.

Morgan Stanley Utilities Fund

Portfolio of Investments  ■  December 31, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (100.4%)
	Alternative Power Generation (0.2%)
70,000	Suntech Power Holdings Co. Ltd. (ADR) (China) (a)*	$2,380,700
	Electric Utilities (63.2%)
1,340,900	AES Corp. (The) (a)*	29,553,436
435,000	Allegheny Energy, Inc.*	19,970,850
335,300	Ameren Corp. (a)	18,015,669
400,000	American Electric Power Co., Inc. (a)	17,032,000
160,000	CenterPoint Energy, Inc. (a)	2,652,800
310,000	CMS Energy Corp. (a)*	5,177,000
342,700	Consolidated Edison, Inc. (a)	16,473,589
260,000	Constellation Energy Group, Inc.	17,906,200
325,700	Dominion Resources, Inc. (a)	27,306,688
465,000	DPL, Inc. (a)	12,917,700
150,000	DTE Energy Co. (a)	7,261,500
914,924	Duke Energy Corp. (a)	30,384,626
90,000	E. ON AG (ADR) (Germany)	4,067,100
665,000	Edison International	30,244,200
115,000	El Paso Electric Co. (a)*	2,802,550
456,700	Entergy Corp. (a)	42,162,544
518,200	Exelon Corp.	32,071,398
544,600	FirstEnergy Corp. (a)	32,839,380
788,400	FPL Group, Inc. (a)	42,904,728
150,000	Iberdrola S.A. (Spain)	6,555,773
70,000	ITC Holdings Corp.	2,793,000
260,000	Mirant Corp. (a)*	8,208,200
520,000	NRG Energy, Inc. (a)*	29,125,200
330,000	NSTAR	11,338,800
745,000	PG&E Corp.	35,260,850
161,000	Pinnacle West Capital Corp. (a)	8,161,090
350,000	PNM Resources Inc. (a)	10,885,000
890,000	PPL Corp.	31,897,600
100,000	Progress Energy, Inc.	4,908,000
300,000	Public Service Enterprise Group	19,914,000
630,300	SCANA Corp. (a)	25,602,786

NUMBER OF SHARES		VALUE
135,000	Sierra Pacific Resources*	$2,272,050
707,900	Southern Co. (The) (a)	26,093,194
450,000	TXU Corp.	24,394,500
575,800	Wisconsin Energy Corp.	27,327,468
145,000	Xcel Energy, Inc. (a)	3,343,700
		669,825,169
	Energy (15.1%)
640,100	AGL Resources, Inc.	24,906,291
803,849	Dynegy, Inc. (Class A)*	5,819,867
475,200	Equitable Resources, Inc. (a)	19,839,600
695,000	MDU Resources Group, Inc.	17,819,800
270,700	New Jersey Resources Corp.	13,150,606
105,000	NiSource, Inc. (a)	2,530,500
100,000	Powershares Wilderhill Clean Energy Portfolio (a)	1,729,000
235,100	Questar Corp. (a)	19,525,055
575,511	Sempra Energy	32,251,636
90,800	UGI Corp.	2,477,024
765,000	Williams Companies, Inc. (The)	19,981,800
		160,031,179
	Telecommunications (21.7%)
390,973	ALLTEL Corp.	23,646,047
315,000	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	14,244,300
180,360	American Tower Corp. (Class A) (a)*	6,723,821
661,872	AT&T Inc.	23,661,924
90,700	BCE, Inc. (Canada) (a)	2,448,900
475,400	BellSouth Corp.	22,396,094
390,000	Citizens Communications Co.	5,604,300
400,000	Crown Castle International Corp. (a)*	12,920,000
255,000	Level 3 Communications, Inc. (a)*	1,428,000
150,000	NII Holdings, Inc. (a)*	9,666,000
244,000	Qwest Communications International, Inc. (a)*	2,042,280
275,000	Rogers Communications, Inc. (Class B) (Canada)	16,390,000

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Portfolio of Investments  ■  December 31, 2006 continued

NUMBER OF SHARES		VALUE
115,000	SBA Communications Corp. (a)*	$3,162,500
480,070	Sprint Nextel Corp. (a)	9,068,522
215,586	Telefonica de Espana S.A. (ADR) (Spain) (a)	13,743,608
344,136	Telefonica S.A. (Spain)	7,320,444
495,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	13,988,700
183,000	Telus Corp. (Non-Voting) (Canada)	8,160,345
295,000	Time Warner Telecom Inc. (Class A) (a)*	5,879,350
536,360	Verizon Communications, Inc.	19,974,046
550,429	Windstream Corp.	7,827,100
		230,296,281
	Water Utilities (0.2%)
55,000	Companhia de Saneamento Basico do Estado de San Paulo (ADR) (Brazil) (a)	1,862,300

Total Common Stocks (Cost $561,790,205)	1,064,395,629

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (17.6%)
Security Purchased from Securities Lending Collateral
$186,988	The Bank of New York Institutional Cash Reserve Fund (Cost $186,987,906)	186,987,906

Total Investments (Cost $748,778,111) (b)	118.0%	1,251,383,535
Liabilities in Excess of Other Assets	(18.0)	(191,603,681)
Net Assets	100.0%	$1,059,779,854

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  All or a portion of this security was on loan as of December 31, 2006.

  (b)  The aggregate cost for federal income tax purposes is $751,456,889. The aggregate gross unrealized appreciation is $500,177,460 and the aggregate gross unrealized depreciation is $250,814, resulting in net unrealized appreciation of $499,926,646.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Electric Utilities	$669,825,169	63.2%
Telecommunications	230,296,281	21.7
Security Purchased From Securities Lending Collateral	186,987,906	17.6
Energy	160,031,179	15.1
Alternative Power Generation	2,380,700	0.2
Water Utilities	1,862,300	0.2
	$1,251,383,535	118.0%

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006

Assets:
Investments in securities, at value (cost $748,778,111) (including $191,818,758, for securities loaned)	$1,251,383,535
Receivable for:
Investments sold	6,350,018
Dividends	2,061,196
Shares of beneficial interest sold	1,951,314
Receivable from Distributor	146,802
Prepaid expenses and other assets	42,383
Total Assets	1,261,935,248
Liabilities:
Collateral on securities loaned, at value	186,987,906
Payable for:
Investments purchased	5,652,249
Shares of beneficial interest redeemed	3,029,919
Investment advisory fee	442,526
Distribution fee	281,072
Administration fee	68,273
Transfer agent fee	11,660
Payable to bank	5,370,633
Accrued expenses and other payables	311,156
Total Liabilities	202,155,394
Net Assets	$1,059,779,854
Composition of Net Assets:
Paid-in-capital	$574,126,130
Net unrealized appreciation	502,604,584
Accumulated undistributed net investment income	832,714
Accumulated net realized loss	(17,783,574)
Net Assets	$1,059,779,854
Class A Shares:
Net Assets	$813,249,281
Shares Outstanding (unlimited authorized, $.01 par value)	54,900,828
Net Asset Value Per Share	$14.81
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.63
Class B Shares:
Net Assets	$75,099,657
Shares Outstanding (unlimited authorized, $.01 par value)	5,040,559
Net Asset Value Per Share	$14.90
Class C Shares:
Net Assets	$13,440,643
Shares Outstanding (unlimited authorized, $.01 par value)	903,438
Net Asset Value Per Share	$14.88
Class D Shares:
Net Assets	$7,118,952
Shares Outstanding (unlimited authorized, $.01 par value)	481,471
Net Asset Value Per Share	$14.79
Class Q Shares:
Net Assets	$150,871,321
Shares Outstanding (unlimited authorized, $.01 par value)	10,116,887
Net Asset Value Per Share	$14.91

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Statements continued

Statement of Operations

For the year ended December 31, 2006

Net Investment Income: Income
Dividends (net of $88,741 foreign withholding tax)	$22,153,994
Interest	673,358
Income from securities loaned - net	22,104
Total Income	22,849,456
Expenses
Investment advisory fee	4,416,801
Distribution fee (Class A shares)	1,613,607
Distribution fee (Class B shares)	270,693
Distribution fee (Class C shares)	88,327
Distribution fee (Class Q shares)*	10,983
Transfer agent fees and expenses	891,939
Administration fee	666,867
Shareholder reports and notices	176,924
Professional fees	82,623
Registration fees	54,211
Custodian fees	44,583
Trustees' fees and expenses	19,544
Other	63,062
Total Expenses	8,400,164
Less: expense offset	(4,535)
Net Expenses	8,395,629
Net Investment Income	14,453,827
Net Realized and Unrealized Gain:
Net realized gain	106,168,754
Net Change in Unrealized Appreciation/Depreciation on:
Investments	29,667,465
Net translation of other assets and liabilities denominated in foreign currencies	(840)
Net Appreciation	29,666,625
Net Gain	135,835,379
Net Increase	$150,289,206

  *  For the period December 11, 2006 through December 31, 2006.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (Decrease) in Net Assets: Operations:
Net investment income	$14,453,827	$19,727,703
Net realized gain	106,168,754	126,964,193
Net change in unrealized appreciation	29,666,625	(17,792,412)
Net Increase	150,289,206	128,899,484
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(12,877,327)	(13,127,270)
Class B shares	(3,329,902)	(8,807,025)
Class C shares	(112,665)	(157,312)
Class D shares	(102,740)	(115,952)
Class Q shares	—	—
Net realized gain
Class A shares	(82,767,951)	(27,152,428)
Class B shares	(19,799,062)	(7,631,877)
Class C shares	(1,128,135)	(351,337)
Class D shares	(571,007)	(166,395)
Class Q shares	—	—
Total Dividends and Distributions	(120,688,789)	(57,509,596)
Net increase (decrease) from transactions in shares of beneficial interest	174,400,989	(131,135,934)
Net Increase (Decrease)	204,001,406	(59,746,046)
Net Assets:
Beginning of period	855,778,448	915,524,494
End of Period
(Including accumulated undistributed net investment income of $832,714 and $2,709,652, respectively)	$1,059,779,854	$855,778,448

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The Fund's Class Q shares (created upon the completion of the merger with Morgan Stanley Global Utilities — See Note 11) are closed to new investments (except dividend reinvestments). The five classes are substantially the same except, most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares, Class C shares and Class Q shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years, one year and six years, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares and Class Q shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

The value of loaned securities and related collateral outstanding at December 31, 2006 were $191,818,758 and $198,686,691, respectively. The Fund received cash collateral of $186,987,906, which was subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments. The remaining collateral of $11,698,785 received in the form of U.S. Government Obligations, which the Fund cannot sell or repledge and accordingly are not reflected in the portfolio of investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement; the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: of 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

average daily net assets of Class A; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

On August 24, 2006, the Board approved an Amended and Restated Rule 12b-1 Plan for Class Q shares of the Fund (Class Q Plan). Effective December 11, 2006, Class B shares of the Fund converted into a newly created Class Q shares. Under the Class Q Plan, Class Q shares are subject to an annual distribution and shareholder services (12b-1) fee of up to 0.26% of the average daily net assets of Class Q shares. However, the Investment Adviser has agreed to permanently cap the 12b-1 fee for the Class Q shares at 0.24% of the average daily net assets of Class Q.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,241,761 at December 31, 2006.

For the year ended December 31, 2006, and period December 11, 2006 through December 31, 2006, the distribution fee was accrued for Class B shares and Class Q shares at the annual rate of 0.17% and 0.11%, respectively.

At December 31, 2006, included in the Statements of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of December 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

The Distributor has informed the Fund that for the year ended December 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $543, $197,690 and $971, respectively and received $63,070 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2006 aggregated $176,026,306 and $346,590,499, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $309,160 and $311,092, respectively. Also, included are sales with other Morgan Stanley funds of $953,953, including net realized gains of $159,899.

For the year ended December 31, 2006, the Fund incurred brokerage commissions of $258,519, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At December 31, 2006, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,746,169 and $3,492,086, respectively.

At December 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 109,000 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,177. At December 31, 2006, the Fund had an accrued pension liability of $63,457 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED DECEMBER 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	467,004	$6,985,617	562,597	$8,327,385
Conversion from Class B	1,130,948	16,519,393	49,017,944	678,135,614
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	11,655,932	172,268,927	—	—
Reinvestment of dividends and distributions	5,416,891	79,272,713	2,222,133	32,902,579
Redeemed	(9,627,703)	(143,660,101)	(6,863,067)	(101,337,495)
Net increase — Class A	9,043,072	131,386,549	44,939,607	618,028,083
CLASS B SHARES
Sold	557,497	8,297,518	1,261,449	18,119,745
Conversion to Class A	(1,124,843)	(16,519,393)	(48,770,712)	(678,135,614)
Conversion to Class Q in connection with Merger	(10,305,211)	(153,341,535)	—	—
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	5,162,685	76,838,163	—	—
Reinvestment of dividends and distributions	1,201,471	17,678,610	873,065	12,588,339
Redeemed	(3,193,341)	(47,752,483)	(7,176,934)	(100,931,289)
Net decrease — Class B	(7,701,742)	(114,799,120)	(53,813,132)	(748,358,819)
CLASS C SHARES
Sold	70,326	1,045,282	119,732	1,746,444
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	311,117	4,620,484	—	—
Reinvestment of dividends and distributions	72,865	1,071,774	29,896	440,873
Redeemed	(157,026)	(2,332,273)	(205,499)	(3,000,900)
Net increase (decrease) — Class C	297,282	4,405,267	(55,871)	(813,583)
CLASS D SHARES
Sold	186,160	2,752,413	116,708	1,676,238
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	195,660	2,885,665	—	—
Reinvestment of dividends and distributions	39,175	572,486	17,358	254,329
Redeemed	(222,521)	(3,331,480)	(133,072)	(1,922,182)
Net increase — Class D	198,474	2,879,084	994	8,385
CLASS Q SHARES
Conversion from Class B in connection with Merger	10,305,211	153,341,535	—	—
Redeemed	(188,324)	(2,812,326)	—	—
Net Increase — Class Q*	10,116,887	150,529,209	—	—
Net increase (decrease) in Fund	11,953,973	$174,400,989	(8,928,402)	$(131,135,934)

*For the period December 11, 2006 through December 31, 2006.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Ordinary income	$16,422,634	$22,207,559
Long-term capital gains	104,266,155	35,302,037
Total distributions	$120,688,789	$57,509,596
As of December 31, 2006, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$898,925
Undistributed long-term gains	21,046,018
Net accumulated earnings	21,944,943
Capital loss carryforward*	(36,150,561)
Temporary differences	(66,464)
Net unrealized appreciation	499,925,806
Total accumulated earnings	$485,653,724

*During the year ended December 31, 2006, the Fund utilized $1,949,907 of its net capital loss carryforward. As of December 31, 2006, the Fund had a net capital loss carryforward of $36,150,561 which will expire on December 31, 2009 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

As part of the Fund's acquisition of the assets of Morgan Stanley Global Utilities Fund ("Global Utilities"), the Fund obtained a net capital loss carryforward of $38,100,468 from Global Utilities. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of December 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Permanent differences, due to tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$93,209	$(93,209)	—

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2006 continued

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

11. Fund Merger

On December 11, 2006, the Fund acquired all the net assets of Global Utilities based on the respective valuations as of the close of business on December 8, 2006 pursuant to a Plan of Reorganization approved by the shareholders of Global Utilities on October 30, 2006 ("Merger"). The acquisition was accomplished by a tax-free exchange of 11,655,932 Class A shares of the Fund at a net asset value of $14.78 per share for 9,528,467 Class A shares of Global Utilities; 5,162,685 Class B shares of the Fund at a net asset value of $14.88 per share for 4,114,663 Class B shares of Global Utilities; 311,117 Class C shares of the Fund at a net asset value of $14.85 per share for 254,972 Class C shares of Global Utilities; and 195,660 Class D shares of the Fund at a net asset value of $14.75 per share for 159,183 Class D shares of Global Utilities. To ensure that then-existing Class B shareholders of the Fund were not adversely affected by an increase in the 12b-1 fees paid by Class B shares as a result of the Merger, Class B shares of the Fund held by shareholders upon the completion of the Merger were converted into newly-created Class Q shares. The net assets of the Fund and Global Utilities immediately before the acquisition were $813,081,692 and $256,613,239, respectively, including unrealized appreciation of $78,524,921 for Global Utilities. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,069,694,931.

Morgan Stanley Utilities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.37	$13.32	$11.34	$10.03	$13.07
Income (loss) from investment operations:
Net investment income‡	0.26	0.31	0.29	0.31	0.33
Net realized and unrealized gain (loss)	2.54	1.71	1.98	1.30	(2.88)
Total income (loss) from investment operations	2.80	2.02	2.27	1.61	(2.55)
Less dividends and distributions from:
Net investment income	(0.31)	(0.36)	(0.29)	(0.30)	(0.35)
Net realized gain	(2.05)	(0.61)	–	–	(0.14)
Total dividends and distributions	(2.36)	(0.97)	(0.29)	(0.30)	(0.49)
Net asset value, end of period	$14.81	$14.37	$13.32	$11.34	$10.03
Total Return†	20.22%	15.12%	20.36%	16.37%	(19.74)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.91%	1.03%	1.02%	1.02%	0.98%
Net investment income	1.43%	2.14%	2.44%	2.99%	2.98%
Supplemental Data:
Net assets, end of period, in thousands	$813,249	$658,909	$12,228	$14,403	$14,463
Portfolio turnover rate	21%	20%	20%	43%	51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004		2003		2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.45	$13.38	$11.40		$10.08		$13.12
Income (loss) from investment operations:
Net investment income‡	0.27	0.32	0.30		0.27		0.25
Net realized and unrealized gain (loss)	2.55	1.72	1.99		1.31		(2.89)
Total income (loss) from investment operations	2.82	2.04	2.29		1.58		(2.64)
Less dividends and distributions from:
Net investment income	(0.32)	(0.36)	(0.31)		(0.26)		(0.26)
Net realized gain	(2.05)	(0.61)	–		–		(0.14)
Total dividends and distributions	(2.37)	(0.97)	(0.31)		(0.26)		(0.40)
Net asset value, end of period	$14.90	$14.45	$13.38		$11.40		$10.08
Total Return†	20.28%	15.22%	20.37%		15.91%		(20.30)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.83%	0.94%	0.94	%(2)	1.43	%(2)	1.73%
Net investment income	1.51%	2.23%	2.52	%(2)	2.58	%(2)	2.23%
Supplemental Data:
Net assets, end of period, in thousands	$75,100	$184,065	$890,696		$929,785		$1,011,218
Portfolio turnover rate	21%	20%	20%		43%		51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2004	1.24%	2.22%
December 31, 2003	1.78	2.23

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.43	$13.37	$11.38	$10.07	$13.11
Income (loss) from investment operations:
Net investment income‡	0.15	0.21	0.20	0.23	0.26
Net realized and unrealized gain (loss)	2.55	1.72	1.99	1.30	(2.90)
Total income (loss) from investment operations	2.70	1.93	2.19	1.53	(2.64)
Less dividends and distributions from:
Net investment income	(0.20)	(0.26)	(0.20)	(0.22)	(0.26)
Net realized gain	(2.05)	(0.61)	–	–	(0.14)
Total dividends and distributions	(2.25)	(0.87)	(0.20)	(0.22)	(0.40)
Net asset value, end of period	$14.88	$14.43	$13.37	$11.38	$10.07
Total Return†	19.36%	14.35%	19.47%	15.44%	(20.32)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.65%	1.71%	1.77%	1.78%	1.69%
Net investment income	0.69%	1.46%	1.69%	2.23%	2.27%
Supplemental Data:
Net assets, end of period, in thousands	$13,441	$8,745	$8,851	$8,899	$7,900
Portfolio turnover rate	21%	20%	20%	43%	51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.34	$13.30	$11.32	$10.02	$13.05
Income (loss) from investment operations:
Net investment income‡	0.33	0.34	0.32	0.34	0.36
Net realized and unrealized gain (loss)	2.51	1.70	1.98	1.29	(2.88)
Total income (loss) from investment operations	2.84	2.04	2.30	1.63	(2.52)
Less dividends and distributions from:
Net investment income	(0.34)	(0.39)	(0.32)	(0.33)	(0.37)
Net realized gain	(2.05)	(0.61)	–	–	(0.14)
Total dividends and distributions	(2.39)	(1.00)	(0.32)	(0.33)	(0.51)
Net asset value, end of period	$14.79	$14.34	$13.30	$11.32	$10.02
Total Return†	20.63%	15.34%	20.69%	16.57%	(19.49)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.66%	0.78%	0.77%	0.78%	0.73%
Net investment income	1.68%	2.39%	2.69%	3.23%	3.23%
Supplemental Data:
Net assets, end of period, in thousands	$7,119	$4,059	$3,750	$3,123	$3,380
Portfolio turnover rate	21%	20%	20%	43%	51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

FOR THE PERIOD DECEMBER 11, 2006* THROUGH DECEMBER 31, 2006
Class Q Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.88
Income (loss) from investment operations:
Net investment income‡	0.01
Net realized and unrealized gain	0.02
Total income (loss) from investment operations	0.03
Less dividends and distributions from:
Net investment income	–
Net realized gain	–
Total dividends and distributions	–
Net asset value, end of period	$14.91
Total Return†	0.20%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.77%
Net investment income	1.57%
Supplemental Data:
Net assets, end of period, in thousands	$150,871
Portfolio turnover rate	21%

  *  Prior to December 11, 2006, all then-existing Class B shares of the Fund (Pre-Conversion class B) were converted into Class Q shares. The Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period. Result not annualized.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Utilities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Utilities Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 20, 2007

Morgan Stanley Utilities Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meeting was held on August 1, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	28,095,109	1,209,929	0	0
Kathleen A. Dennis	28,100,940	1,204,098	0	0
James F. Higgins	28,103,344	1,201,694	0	0
Joseph J. Kearns	28,101,001	1,204,037	0	0
Michael F. Klein	28,105,423	1,199,615	0	0
W. Allen Reed	28,080,832	1,224,206	0	0
Fergus Reid	28,054,134	1,250,904	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic,
Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	25,128,669	1,152,802	929,258	2,094,309
Elimination of the fundamental policy restricting purchases of securities on margin	25,016,780	1,232,077	961,872	2,094,309
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	25,194,600	1,076,517	939,612	2,094,309
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers have an interest	25,075,860	1,211,713	923,156	2,094,309
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	25,175,889	1,128,773	906,067	2,094,309
Elimination of the fundamental policy regarding investments in unseasoned companies	25,021,564	1,237,176	951,989	2,094,309

Morgan Stanley Utilities Fund

Results of Special Shareholder Meeting (unaudited) continued

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	25,283,820	1,048,729	878,180	2,094,309
Modify fundamental policy regarding borrowing money	25,050,254	1,234,858	925,617	2,094,309
Modify fundamental policy regarding loans	25,082,950	1,223,560	904,219	2,094,309
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	25,088,059	1,169,673	952,997	2,094,309
Modify fundamental policy regarding issuance of senior securities	25,185,155	1,098,437	927,137	2,094,309

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	25,040,909	1,238,323	931,497	2,094,309
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	25,166,385	1,112,856	931,488	2,094,309
Reclassification as non-fundamental the fundamental policy prohibiting or limiting investments in illiquid or restricted securities	25,036,403	1,188,407	985,919	2,094,309

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of December 31, 2006.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)
During the fiscal year ended December 31, 2006, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended December 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
During the fiscal year ended December 31, 2006, the Fund paid to its shareholders $2.05 per share from long-term capital gains.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

Morgan Stanley
Utilities Fund

MORGAN STANLEY FUNDS

Annual Report

December 31, 2006

UTLANR-RA07-00151P-Y12/06

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

	Registrant		Covered Entities(1)
Audit Fees	$40,500		N/A

Non-Audit Fees
Audit-Related Fees	$8,031	(2)	$5,162,000	(2)
Tax Fees	$5,380	(3)	$1,389,000	(4)
All Other Fees	$—	(5)	$—	(5)
Total Non-Audit Fees	$13,411		$6,551,000

Total	$53,911		$6,551,000

2005

	Registrant		Covered Entities(1)
Audit Fees	$37,466		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$3,215,745	(2)
Tax Fees	$5,020	(3)	$24,000	(4)
All Other Fees	$—	(5)	$—	(5)
Total Non-Audit Fees	$5,560		$3,239,745

Total	$43,026		$3,239,745

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                 Not applicable.

(g)              See table above.

(h)              The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007